FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2015
FINANCIAL STATEMENT SCHEDULE I [Abstract]
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

DECEMBER 31, 2013 AND 2014

(In U.S. dollars, except share data)

	December 31,
	2014	2015
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$4,493,150	$2,563,083
Prepaid expenses and other current assets	204,682	193,583
Amount due from a related party	5,110,085	-

Total current assets	9,807,917	2,756,666
Investments in subsidiaries	197,571,399	238,112,877

TOTAL ASSETS	$207,379,316	$240,869,543

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$324,720	$406,088
Amount due to a related party	286,526	-
Income tax payable	-	108,992

Total current liabilities	611,246	515,080

EQUITY
Ordinary shares ($0.0001 per value 500,000,000 shares authorized as of December 31, 2014 and 2015; 240,714,103 and 279,214,103 shares issued as of December 31, 2014 and 2015, respectively and 223,577,853 and 260,836,578 shares outstanding as of December 31, 2014 and 2015, respectively)	22,358	26,320
Additional paid in capital	203,125,494	236,358,070
Retained accumulated losses	(16,018,293)	(3,061,404)
Accumulated other comprehensive income	20,037,183	8,780,313
Treasury stock	(398,672)	(1,748,836)

Total shareholders' equity	206,768,070	240,354,463

TOTAL LIABILITIES AND EQUITY	$207,379,316	$240,869,543

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(In U.S. dollars)

	Year ended December 31,
	2013	2014	2015
OPERATING EXPENSES
General and administrative	$(2,979,454)	$(2,738,085)	$(4,142,634)
Research and development	(76,646)	(12,310)	-

Total operating expenses	(3,056,100)	(2,750,395)	(4,142,634)

LOSS FROM OPERATION	(3,056,100)	(2,750,395)	(4,142,634)
Interest income	3,130	8,144	1,641
Exchange gain	-	-	118,679
Income tax expense	-	-	(108,992)

NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(3,052,970)	(2,742,251)	(4,131,306)
Equity in (losses) earnings of subsidiaries	(67,890,514)	19,391,427	17,088,195

Net (loss) income attributable to Daqo New Energy Corporation ordinary shareholders	$(70,943,484)	$16,649,176	$12,956,889

Other comprehensive (loss) income:
Foreign currency translation adjustments	4,148,190	(3,662,013)	(11,256,870)
Total other comprehensive income (loss)	4,148,190	(3,662,013)	(11,256,870)
Comprehensive (loss) income	$(66,795,294)	$12,987,163	$1,700,019

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CHANGES IN EQUITY

FOR YEARS ENDED DECEMBER 31, 2013, 2014 AND 2015

(In U.S. dollars, except share data)

	Ordinary shares		Treasury Stock	Additional paid in capital	Retained earnings (accumulated losses)	Accumulated other comprehensive income	Total
	Number	$
Balance at January 1, 2013	172,877,433	17,288	(494,928)	144,755,902	38,276,015	19,551,006	202,105,283

Net loss					(70,943,484)		(70,943,484)
Other comprehensive income						4,148,190	4,148,190
Share-based compensation				1,881,401			1,881,401
Option Exercised	550,420	55	96,256	38,860			135,171
Deconsolidation of VIE
Balance at December 31, 2013	173,427,853	$17,343	$(398,672)	$146,676,163	$(32,667,469)	$23,699,196	$137,326,561

Net income					16,649,176		16,649,176
Other comprehensive income						(3,662,013)	(3,662,013)
Share-based compensation				1,792,819			1,792,819
Option Exercised	150,000	15		37,065			37,080
Follow-on equity offering, net of issuance cost of $3,375,553	50,000,000	5,000		54,619,447			54,624,447

Balance at December 31, 2014	223,577,853	22,358	(398,672)	203,125,494	(16,018,293)	20,037,183	206,768,070

Net income					12,956,889		12,956,889
Other comprehensive income						(11,256,870	(11,256,870)
Share-based compensation				3,687,951			3,687,951
Option Exercised	1,115,625	112		275,671			275,783
Follow-on equity offering, net of issuance costs of $2,033,041	38,500,000	3,850		27,993,109			27,996,959
Repurchase of Stock	(2,356,900)		(1,350,164)				(1,350,164)
Capital injection from noncontrolling shareholders				1,275,845			1,275,845

Balance at December 31, 2015	260,836,578	26,320	(1,748,836)	236,358,070	3,061,404	8,780,313	240,354,463

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2014 AND 2015

(In U.S. dollars)

	Year ended December 31,
	2013	2014	2015
OPERATING ACTIVITIES
Net (loss) income	$(70,943,484)	$16,649,176	$12,956,888
Share of results of subsidiaries	67,890,514	(19,391,427)	(17,088,194)
Share-based compensation	1,881,401	1,792,819	3,687,951
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	344,717	(27,195)	11,099
Changes in other current liabilities	137,390	(26,901)	(96,166)
Amount due to a related party	—	286,526	(286,526)
Income tax payable	-	-	108,992
Net cash used in operating activities	(689,462)	(717,002)	(705,956)
INVESTING ACTIVITIES
Capital contributed to subsidiaries	—	(54,638,421)	(33,256,774)
Cash collected from subsidiaries when liquidation	71,503	—	-
Disposition of minority interest in subsidiary	—	—	5,110,085
Net cash used in investing activities	71,503	(54,638,421)	(28,146,689)
FINANCING ACTIVITIES
Repurchase of ordinary shares	—	—	(1,350,164
Proceeds from follow-on equity offering	—	58,000,000	30,030,000
Insurance cost for follow-on equity offering	—	(3,375,553)	(2,033,041)
Proceeds from options exercised	135,171	37,080	275,783
Net cash provided by financing activities	135,171	54,661,527	26,922,578
NET DECREASE IN CASH AND CASH EQUIVALENTS	(482,788)	(693,896)	(1,930,067)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	5,669,834	5,187,046	4,493,150
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$5,187,046	$4,493,150	$2,563,083

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

Notes to Schedule I

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of Daqo New Energy Corp has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividend was paid by the Company's subsidiaries to their parent company in 2015.

4.	As of December 31, 2015, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.